Related party transactions table (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Beginning of period	$ 105,548	$ 99,526
Related Party Transaction, Amounts of Transaction	51,934	31,035
Related Party Transactions Payments	(37,453)	(24,948)
Related Party Transaction Other Changes	(6,875)	(65)
End of period	113,154	105,548
Management Member
Related Party Transaction [Line Items]
Beginning of period	5,460	3,481
Related Party Transaction, Amounts of Transaction	311	2,769
Related Party Transactions Payments	(786)	(725)
Related Party Transaction Other Changes	(38)	(65)
End of period	4,947	5,460
Director Member
Related Party Transaction [Line Items]
Beginning of period	100,088	96,045
Related Party Transaction, Amounts of Transaction	51,623	28,266
Related Party Transactions Payments	(36,667)	(24,223)
Related Party Transaction Other Changes	(6,837)	0
End of period	$ 108,207	$ 100,088